NOTES PAYABLE - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Principal borrowings			$ 4,637
Notes Payable [Member]
Interest expense	$ 202	$ 368	91
Equipment Finance Agreement [Member]
Principal borrowings			10,698
Equipment Finance Agreement [Member] | Miner Equipment Note A [Member]
Debt instrument, face amount	$ 4,482	$ 4,482	$ 4,482
Interest rate per annum	17.00%	17.00%	17.00%
Risk premium fee			$ 482
Principal payments			222
Risk premium payments			$ 27
Maturity date		June 2022	July 2022
Equipment Finance Agreement [Member] | Miner Equipment Note B [Member]
Debt instrument, face amount	$ 428	$ 428	$ 428
Interest rate per annum	17.00%	17.00%	17.00%
Principal payments			$ 24
Maturity date		June 2022	June 2022